Revenue Recognition (Details) - Schedule of Trading Gains (losses) Breakdown - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trading Gains (losses) Breakdown [Abstract]
CFD trading gains/(losses)	$ 16,204,480	$ (7,476,190)	$ 4,374,807
TRS trading gains/(losses)	(5,076,247)	(3,913,422)	10,523,974
OTC stock option trading gains/(losses)	(798,725)	937,109	(199,624)
Other trading gains/(losses)	149,996	(1,015,466)	(1,320,011)
Total	10,479,504	(11,467,969)	13,379,146
Trading gains (losses)	$ 10,479,504	$ (11,467,969)	$ 13,379,146